                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/05

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Matador Capital Management

Address: 200 First Avenue North
         Suite 201
         St. Petersburg, FL 33701-3335



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jason Daniels
Title: Client Service Representative
Phone: 212-713-4828


Signature, Place, and Date of Signing:

Jason Daniels                   New York, NY                    4/26/05
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE


REPORTING MANAGER - EVER - MATADOR CAPITAL MANAGEMENT
AS OF MARCH 31, 2005

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                                                                                  ITEM 6
      ITEM 1                 ITEM 2   ITEM 3       ITEM 4         ITEM 5       INVEST. DISC.       ITEM 7             ITEM 8
------------------          --------  -------      ------       ----------  --------------------   ------     ---------------------
                             TITLE                  FAIR          SHARE OF                 SHARED
                               OF     CUSIP         MARKET       PRINCIPAL    Sole  SHARED  OTHER   OTHER        VOTING AUTHORITY
  NAME OF ISSUER             CLASS    NUMBER        VALUE          AMOUNT     (A)     (B)    (C)   MANAGERS    SOLE    SHARED  NONE
------------------          --------  --------     --------       --------   ------  -----  -----  --------   -------  -----   ----
-----------------------------------------------------------------------------------------------------------------------------------
MIRANT CORP                 CONV C   604675AC2     6,930,000.00    9,000,000    N     X                     EVER      9,000,000   0
AMERISOURCEBERGEN OCRP      COMMON   03073E105     5,729,000.00      100,000    N     X                     EVER        100,000   0
ABGENIX INC                 OTC EQ   00339B107     2,100,000.00      300,000    N     X                     EVER        300,000   0
ATARI INC                   COMMON   04651M105       173,800.00       55,000    N     X                     EVER         55,000   0
ACTIVISION INC NEW          OTC EQ   004930202     7,770,000.00      525,000    N     X                     EVER        525,000   0
ALLIED WASTE INDUSTRIES IN  COMMON   019589308     2,475,166.00      338,600    N     X                     EVER        338,600   0
ALLIED WASTE INDS INC       CONV P   019589704     1,425,000.00        6,000    N     X                     EVER          6,000   0
BEARINGPOINT INC            COMMON   074002106     4,165,750.00      475,000    N     X                     EVER        475,000   0
BIOGEN IDEC INC             COMMON   09062X103    10,870,650.00      315,000    N     X                     EVER        315,000   0
BIOSOURCE INTERNATIONAL IN  OTC EQ   09066H104     2,181,000.00      300,000    N     X                     EVER        300,000   0
BIO IMAGING TECHNOLOGIES I  OTC EQ   09056N103       300,000.00      100,000    N     X                     EVER        100,000   0
CSK AUTO CORP               COMMON   125965103     2,647,500.00      150,000    N     X                     EVER        150,000   0
CHIRON CORP                 OTC EQ   170040109    10,518,000.00      300,000    N     X                     EVER        300,000   0
CALPINE CORP                COMMON   131347106     2,800,000.00    1,000,000    N     X                     EVER      1,000,000   0
CAPSTONE TURBINE CORP       OTC EQ   14067D102       387,345.00      249,900    N     X                     EVER        249,900   0
APPLERA CORP                COMMON   038020202     3,075,000.00      300,000    N     X                     EVER        300,000   0
CASELLA WASTE SYSTEMS INC   OTC EQ   147448104     9,100,520.00      687,870    N     X                     EVER        687,870   0
DATATRAK INTL INC           OTC EQ   238134100     1,260,000.00       75,000    N     X                     EVER         75,000   0
DOUBLECLICK INC             OTC EQ   258609304    63,140,000.00    8,200,000    N     X                     EVER      8,200,000   0
DISTRIBUTED ENERGY SYSTEMS  OTC EQ   25475V104     1,333,480.00      392,200    N     X                     EVER        392,200   0
DANIELSON HOLDING CORP      COMMON   236274106     2,825,550.00      163,800    N     X                     EVER        163,800   0
DATASTREAM SYSTEMS INC      OTC EQ   238124101       299,754.00       42,700    N     X                     EVER         42,700   0
DIRECTV GROUP INC           COMMON   25459L106    28,840,000.00    2,000,000    N     X                     EVER      2,000,000   0
ECOLLEGE COM                OTC EQ   27887E100     4,167,806.00      322,087    N     X                     EVER        322,087   0
EXACT SCIENCES CORP         OTC EQ   30063P105       357,000.00      100,000    N     X                     EVER        100,000   0
FORGENT NETWORKS INC        OTC EQ   34629U103       212,000.00      100,000    N     X                     EVER        100,000   0
HUMAN GENOME SCIENCES INC   OTC EQ   444903108     9,220,000.00    1,000,000    N     X                     EVER      1,000,000   0
HARRIS INTERACTIVE INC      OTC EQ   414549105     2,689,350.00      583,373    N     X                     EVER        583,373   0
HEWLETT PACKARD CO          COMMON   428236103    10,970,000.00      500,000    N     X                     EVER        500,000   0
HARSCO CORP                 COMMON   415864107    33,083,550.00      555,000    N     X                     EVER        555,000   0
IAC/INTERACTIVECORP         OTC EQ   44919P102    16,078,940.00      722,000    N     X                     EVER        722,000   0
IMPCO TECHNOLOGIES INC      OTC EQ   45255W106     1,462,000.00      272,000    N     X                     EVER        227,600   0
IMMUNICON CORP              OTC EQ   45260A107       294,500.00       50,000    N     X                     EVER         50,000   0
LIBERTY MEDIA CORP          COMMON   530718105    54,183,250.00    5,225,000    N     X                     EVER      5,225,000   0
LIBERTY MEDIA INTL INC      OTC EQ   530719103    14,258,584.00      325,985    N     X                     EVER        325,985   0
LODGENET ENTERTAINMENT COR  OTC EQ   540211109     6,182,346.00      328,150    N     X                     EVER        328,150   0
LINDSAY MANUFACTURING CO    COMMON   535555106       901,530.00       47,250    N     X                     EVER         47,250   0
LEARNING TREE INTERNATIONA  OTC EQ   522015106     7,565,250.00      525,000    N     X                     EVER        525,000   0
MDC PARTNERS INC NEW CL A   OTC EQ   552697104     9,715,160.00    1,020,500    N     X                     EVER      1,020,500   0
MEDAREX INC                 OTC EQ   583916101     3,208,500.00      450,000    N     X                     EVER        450,000   0
NCR CORP                    COMMON   62886E108    13,496,000.00      400,000    N     X                     EVER        400,000   0
NEW HORIZONS WORLDWIDE INC  OTC EQ   645526104     1,485,171.00      371,200    N     X                     EVER        371,200   0
NII HOLDINGS INC            OTC EQ   62913F201    11,500,000.00      200,000    N     X                     EVER        200,000   0
NEXTEL COMMUNICATIONS INC-  OTC EQ   65332V103     8,526,000.00      300,000    N     X                     EVER        300,000   0
PROTEIN DESIGN LABS INC     OTC EQ   74369L103     7,995,000.00      500,000    N     X                     EVER        500,000   0
PFIZER INC                  COMMON   717081103    15,762,000.00      600,000    N     X                     EVER        600,000   0
PALMSOURCE INC              OTC EQ   697154102     1,002,536.00      110,900    N     X                     EVER        110,900   0
QUANTUM FUEL SYS TECHNOLOG  OTC EQ   74765E109     1,953,860.00      422,000    N     X                     EVER        422,000   0
REPUBLIC SERVICES INC       COMMON   760759100    65,620,800.00    1,960,000    N     X                     EVER      1,960,000   0
STRATEGIC DIAGNOSTICS INC   OTC EQ   862700101       745,000.00      250,000    N     X                     EVER        250,000   0
THIRD WAVE TECHNOLOGIES IN  OTC EQ   88428W108       288,000.00       50,000    N     X                     EVER         50,000   0
TIME WARNER INC             COMMON   887317105    17,550,000.00    1,000,000    N     X                     EVER      1,000,000   0
TYCO INTERNATIONAL LTD      COMMON   902124106    30,420,000.00      900,000    N     X                     EVER        900,000   0
UNITED RENTALS INC          COMMON   911363109     4,118,798.00      203,800    N     X                     EVER        203,800   0
WASTE CONNECITONS INC       COMMON   941053100    29,711,250.00      855,000    N     X                     EVER        855,000   0
WILLIAMS COMPANIES INC      COMMON   969457100    94,050,000.00    5,000,000    N     X                     EVER      5,000,000   0